Exhibit 99.1

Elm 2020-3 Trust
Series 2020-3 Senior Secured Revolving Floating Rate Senior Advances,
Series 2020-3 Senior Secured Fixed Rate Senior Notes and
Series 2020-3 Fixed Rate Subordinated Notes
Loan Agreed-Upon Procedures
Report To:
MidCap Financial Trust
Elm 2020-3 Trust
17 August 2020

Report of Independent Accountants on Applying Agreed-Upon Procedures
MidCap Financial Trust
Elm 2020-3 Trust
7255 Woodmont Avenue, Suite 300
Bethesda, Maryland 20814

Re:	Elm 2020-3 Trust (the “Issuer”)
Series 2020-3 Senior Secured Revolving Floating Rate Senior Advances (the “Advances”), Series 2020-3 Senior
Secured Fixed Rate Senior Notes and Series 2020-3 Fixed Rate Subordinated Notes (collectively, the “Notes,”
together with the Advances, the “Debt”)
Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by MidCap Financial Trust (the “Originator”), the Issuer, KeyBanc Capital Markets Inc. (“KeyBanc Capital Markets”) and Guggenheim Securities, LLC (“Guggenheim Securities,” together with the Originator, Issuer and KeyBanc Capital Markets, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of senior secured loans (the “Loans”) originated by the Originator, including loans to life sciences companies and loans to technology companies, relating to the Issuer’s securitization transaction.  This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Originator, on behalf of the Issuer, provided us with:
a.
An electronic data file and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Originator, on behalf of the Issuer, indicated contains information relating to the Loans as of 7 July 2020 (the “Statistical Calculation Date”),

b.
An electronic data file labeled “(Key) ELM-3 Portfolio Selection_ 7.7.20 tape v2 - Updated for Exception Listing.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File,” together with the Preliminary Data File, the “Provided Data Files”), that the Originator, on behalf of the Issuer, indicated contains information relating to the Loans as of the Statistical Calculation Date,

c.	Imaged copies of:
i.	The credit and security agreement, amended and restated credit and security agreement, utilisation report, or other related documents (collectively and as applicable, the “Agreement”),
ii.	The risk rating report or other related documents (collectively and as applicable, the “Risk Rating Report”),
iii.	The credit memo or other related documents (collectively and as applicable, the “Credit Memo”) and
iv.	The exit fee letter (the “Exit Fee Letter,” together with the Agreement, Risk Rating Report and Credit Memo, the “Source Documents”),
as applicable, that the Originator, on behalf of the Issuer, indicated relate to each Loan,
d.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Portfolio Balance Schedules”), that the Originator, on behalf of the Issuer, indicated contains information relating to the:

i.	Funded balance,
ii.	Internal risk rating,
iii.	Total commitment and
iv.	Total company debt
for each Loan, as applicable,
e.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Interest Rate Schedules”), that the Originator, on behalf of the Issuer, indicated contains information relating to the:

i.	Facility type,
ii.	Floor,
iii.	Spread,
iv.	Interest type,
v.	Index type,
vi.	Day count convention and
vii.	Current rate
for each Loan, as applicable,

f.
A schedule and the corresponding record layout and decode information, as applicable (the “Public Loan Schedule”), that the Originator, on behalf of the Issuer, indicated contains information relating to the enterprise value / appraised value for certain Loans (each, a “Public Loan”),

g.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Recalculated Characteristic Support File,” together with the Source Documents, Portfolio Balance Schedules, Interest Rate Schedules and Public Loan Schedule, the “Sources”) that the Originator, on behalf of the Issuer, indicated contains information, assumptions and methodologies relating to certain Compared Characteristics, as indicated on Exhibit 1 to Attachment A, and the Recalculated Characteristics (both as defined herein),

h.	The list of relevant characteristics (the “Compared Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A,
i.
The list of relevant characteristics (the “Recalculated Characteristics”) on the Data File, that the Originator, on behalf of the Issuer, instructed us to recalculate using information, assumptions and methodologies on the Data File and Recalculated Characteristic Support File, as described in Items 4. through 7. in Attachment A,

j.
The list of relevant characteristics (the “Provided Characteristics”) on the Provided Data Files, which is shown on Exhibit 2 to Attachment A, on which the Originator, on behalf of the Issuer, instructed us to perform no procedures, and

k.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 31 Loans on the Provided Data Files are referred to as Loan Numbers 1 through 31.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Sources, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Provided Characteristics or any other information provided to us by the Originator, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Debt will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 August 2020

Procedures performed and our associated findings

1.
For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item.

The Source(s) that the Originator, on behalf of the Issuer, instructed us to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Compared Characteristic, the Originator, on behalf of the Issuer, instructed us to note agreement if the information on the Preliminary Data File for such Compared Characteristic agreed with the corresponding information on at least one of the Sources listed for such Compared Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Sources for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.
As instructed by the Originator, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. and provided a list of such differences to the Originator.  The Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

3.
For each Loan on the Updated Preliminary Data File and Data File, we compared each Compared Characteristic on Exhibit 1 of Attachment A, all as shown on the Updated Preliminary Data File, to the corresponding information on the Data File.  All such compared information was in agreement.

4.	For each Loan on the Data File, using the:
a.	Total global commitment to borrower and
b.	Proposed ABS Balance,
both as shown on the Data File, we recalculated the co-lender? (Y/N) for such Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

5.	For each Loan on the Data File, using the:
a.	Total company debt, as shown on the Data File,
b.	Enterprise value / appraised value, as shown on the Data File,
c.	Applicable information, assumptions and methodologies described on the Recalculated Characteristic Support File and
d.	Additional instruction(s) provided by the Originator, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the LTV for such Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore absolute differences of +/- 0.001% or less.

6.	For each Loan on the Data File, using the:
a.	Total global commitment to borrower, as shown on the Data File,
b.	Applicable information, assumptions and methodologies described on the Recalculated Characteristic Support File and
c.	Additional instruction(s) provided by the Originator, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the total global commitment through MidCap’s lien for such Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

7.	For each Loan on the Data File, using the:
a.	Remaining term (months) and
b.	Seasoning (months),
both as shown on the Data File, we recalculated the original term (months) for such Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Sources

Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)
Company name	Company Name	Agreement	i., ii.
Product type	Product Type	Risk Rating Report	iii.
Facility type	Facilty Type	Agreement or Interest Rate Schedules	iv.
Industry	Industry	Risk Rating Report or Credit Memo	v.
Funded balance	MidCap’s Funded Balance	Portfolio Balance Schedules and recalculation	vi.
Closing date	Closing Date	Agreement	vii.
Current legal maturity date	Current Legal Maturity Date	Agreement and recalculation, if applicable	viii.
Remaining term (months)	Remaining Term (months)	Agreement and recalculation	ix.
Seasoning (months)	Seasoning (months)	Agreement and recalculation	x.
Floor	Floor	Interest Rate Schedules	xi.
Spread	Spread	Interest Rate Schedules or Agreement	xii.
State	State	Risk Rating Report, Agreement or Credit Memo
Internal risk rating	Internal Risk Rating	Portfolio Balance Schedules or Risk Rating Report	xiii.
Investment stage	Investment stage: public or private (if private – Series A, B, etc.) – Life Sciences Only	Risk Rating Report or Credit Memo	xiv.
Amortization date	Amortization Date 1	Agreement and recalculation, if applicable	xv.
Amortization type	Amort Type	Agreement	xvi.
Interest type	Interest type (Fixed / floating)	Interest Rate Schedules	xvii.
Index type	Index type	Interest Rate Schedules or Agreement	xviii.
Day count convention	Day count convention (30/360 or actual/365)	Interest Rate Schedules	xix.
Payment frequency	Payment frequency	Agreement
Current rate	Current Rate	(a) Interest Rate Schedules or (b) Agreement and recalculation	xx.
Exit fees	Exit Fees	Exit Fee Letter, Agreement, Recalculated Characteristic Support File and recalculation	xxi.

Exhibit 1 to Attachment A

Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)
Enterprise value / appraised value	Enterprise Value / Appraised Value	(a) Risk Rating Report or (b) Public Loan Schedule, Recalculated Characteristic Support File and recalculation	xxii.
Total commitment	MidCap’s Total Commitment	Portfolio Balance Schedules and recalculation	xxiii.
Total company debt	Total Company Debt through MidCap lien position	Portfolio Balance Schedules, Recalculated Characteristic Support File and recalculation	xxiv.

Notes:

i.	For identification purposes.

ii.
For the purpose of comparing the company name Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations or spelling errors.

Exhibit 1 to Attachment A

Notes: (continued)

iii.
For the purpose of comparing the product type Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to note agreement if the product type value, as shown on the Preliminary Data File, agreed with the corresponding product type value, as shown in the Risk Rating Report, in accordance with the decode table that is shown below:

Preliminary Data File Value	Source Value
Life Sciences	Medical Devices & Equipment, Research Tools, Specialty Pharma, BioPharma, Healthcare IT or Medical Diagnostics
Technology	Technology – Hardware, Technology – Software, Medical Equipment and Device Manufacturing or Underlying Technology

iv.
For the purpose of comparing the facility type Compared Characteristic for each applicable Loan to the Interest Rate Schedules, the Originator, on behalf of the Issuer, instructed us to use the facility description, as shown on the Interest Rate Schedules.

v.
For the purpose of comparing the industry Compared Characteristic for each Loan (except for Loan Number 17), the Originator, on behalf of the Issuer, instructed us to use the Risk Rating Report as the Source.

For the purpose of comparing the industry Compared Characteristic for Loan Number 17, the Originator, on behalf of the Issuer, instructed us to note agreement with industry value of “Technology - Hardware” as shown on the Preliminary Data File, if the corresponding industry value, as shown in the Credit Memo, was “Underlying Technology.”

vi.
For the purpose of comparing the funded balance Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the funded balance as the sum of each Current GL Principal Balance for such Loan, all as shown on the Portfolio Balance Schedules.

Exhibit 1 to Attachment A

Notes: (continued)

vii.
For the purpose of comparing the closing date Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to note agreement if the closing date, as shown on the Preliminary Data File, agreed to at least one closing date, as shown in the Agreement.  We performed no procedures to reconcile any differences that may exist relating to the information shown in the Agreement.

viii.
For the purpose of comparing the current legal maturity date Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to note agreement if the current legal maturity date, as shown on the Preliminary Data File, agreed to at least one current legal maturity date, as shown in the Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.  We performed no procedures to reconcile any differences that may exist relating to the information shown in the Agreement.

For the purpose of this procedure for each Loan that did not have a current legal maturity date specifically stated in the Agreement, the Originator, on behalf of the Issuer, instructed us to recalculate the current legal maturity date using the information, assumption and methodologies described in the Agreement.

ix.	For the purpose of comparing the remaining term (months) Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the remaining term (months) by:
a.	Calculating the number of days between the:
(1)	Statistical Calculation Date and
(2)	Current legal maturity date, as shown in the Agreement (in accordance with any other applicable note(s)),
b.	Dividing the result obtained above by 365,
c.	Multiplying the result obtained above by 12 and
d.	Rounding the result obtained above to the nearest integer.

x.	For the purpose of comparing the seasoning (months) Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the seasoning (months) by:
a.	Calculating the number of days between the:
(1)	Closing date, as shown in the Agreement (in accordance with any other applicable note(s)), and
(2)	Statistical Calculation Date,
b.	Dividing the result obtained above by 365,
c.	Multiplying the result obtained above by 12 and
d.	Rounding the result obtained above to the nearest integer.

Exhibit 1 to Attachment A

Notes: (continued)

xi.
For the purpose of comparing the floor Compared Characteristic for each Loan (except for the Fixed Rate Loans (as defined in the succeeding paragraph(s) of this note)), the Originator, on behalf of the Issuer, instructed us to use the LIBOR/PRIME Floor, as shown on the Interest Rate Schedules.

The Originator, on behalf of the Issuer, instructed us not to compare the floor Compared Characteristic for each Loan with an interest type value of “fixed,” as shown on the Preliminary Data File (each, a “Fixed Rate Loan”).

xii.
For the purpose of comparing the spread Compared Characteristic for each Loan (except for the Fixed Rate Loans and Loan Number 13), the Originator, on behalf of the Issuer, instructed us to use the Accrual Spread Rate (wavg), as shown on the Interest Rate Schedules.

The Originator, on behalf of the Issuer, instructed us not to compare the spread Compared Characteristic for each Fixed Rate Loan.

For the purpose of comparing the spread Compared Characteristic for Loan Number 13, the Originator, on behalf of the Issuer, instructed us to use the Agreement as the Source.

xiii.
For the purpose of comparing the internal risk rating Compared Characteristic for each Loan (except Loan Numbers 8, 10, 11, 12 and 24), the Originator, on behalf of the Issuer, instructed us to use the RR, as shown on the Portfolio Balance Schedules.

For the purpose of comparing the internal risk rating Compared Characteristic for Loan Numbers 8, 10, 11, 12 and 24, the Originator, on behalf of the Issuer, instructed us to use the Risk Rating Report as the Source.

Exhibit 1 to Attachment A

Notes: (continued)

xiv.
For the purpose of comparing the investment stage Compared Characteristic for each Loan (except for the Public Loans and Loan Numbers 17 and 18) the Originator, on behalf of the Issuer, instructed us to use the Risk Rating Report as the Source.

For the purpose of comparing the investment stage Compared Characteristic for each Public Loan, the Originator, on behalf of the Issuer, instructed us to use an investment stage value of “Public.”

For the purpose of comparing the investment stage Compared Characteristic for Loan Number 17, the Originator, on behalf of the Issuer, instructed us to note agreement with an investment stage value of “Series A,” as shown in the Preliminary Data File, if the corresponding investment stage value, as shown in the Credit Memo, was “100% founder owned.”

For the purpose of comparing the investment stage Compared Characteristic for Loan Number 18, the Originator, on behalf of the Issuer, instructed us to note agreement with an investment stage value of “Series B,” as shown in the Preliminary Data File, if the corresponding investment stage value, as shown in the Credit Memo, was “B Units.”

xv.	For the purpose of comparing the amortization date Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to:
a.	Use the earliest amortization date, as shown in the Agreement, if the Agreement contained more than one amortization date, and
b.	Recalculate the amortization date using the information, assumption and methodologies described in the Agreement, if the amortization date was not specifically stated in the Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.  We performed no procedures to reconcile any differences that may exist relating to the information shown in the Agreement.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to:
a.	Assume the “I/O extension period” has not occurred, as described in the Agreement, for Loan Number 19,
b.	Assume “Facility A” is the only facility drawn on, as described in the Agreement, for Loan Number 21 and
c.	Assume the “I/O extension period” has occurred, as described in the Agreement, for Loan 23.

Exhibit 1 to Attachment A

Notes: (continued)

xvi.	For the purpose of comparing the amortization type Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to:
a.
Note agreement with an amortization type value of “N/A,” as shown on the Preliminary Data File, if such Loan has a 100% balloon payment, which we determined using the information, assumption and methodologies described in the Agreement, and

b.
Note agreement with an amortization type value of “Straight Line,” as shown on the Preliminary Data File, if such Loan does not have a 100% balloon payment, which we determined using the information, assumption and methodologies described in the Agreement.

xvii.
For the purpose of comparing the interest type Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to note agreement if the interest type value, as shown on the Preliminary Data File, agreed with the corresponding Interest Rate Type Desc, as shown on the Interest Rate Schedules, and in accordance with the decode table shown below:

Preliminary Data File Value	Source Value
Fixed	Fixed Rate Loan
Floating	LIBOR Rate Loan or Prime Rate Loan

xviii.
For the purpose of comparing the index type Compared Characteristic for each Loan (except for the Fixed Rate Loans and Loan Number 18), the Originator, on behalf of the Issuer, instructed us to use the Rate Index Code, as shown on the Interest Rate Schedules.

The Originator, on behalf of the Issuer, instructed us not to compare the index type Compared Characteristic for each Fixed Rate Loan.

For the purpose of comparing the index type Compared Characteristic for Loan Number 18, the Originator, on behalf of the Issuer, instructed us to note agreement if the index type value, as shown on the Preliminary Data File, agreed to at least one index type, as shown in the Agreement.  We performed no procedures to reconcile any differences that may exist relating to the information shown in the Agreement.

xix.
For the purpose of comparing the day count convention Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to use the Year Basis Description, as shown on the Interest Rate Schedules.

Exhibit 1 to Attachment A

Notes: (continued)

xx.
For the purpose of comparing the current rate Compared Characteristic for each Loan (except for the Fixed Rate Loans and Loan Number 13), the Originator, on behalf of the Issuer, instructed us to use the Accruing Rate (wavg), as shown on the Interest Rate Schedules.

The Originator, on behalf of the Issuer, instructed us not to compare the current rate Compared Characteristic for each Fixed Rate Loan.

For the purpose of comparing the current rate Compared Characteristic for Loan Number 13, the Originator, on behalf of the Issuer, instructed us to recalculate the current rate by adding the:
a.	Applicable Libor Rate and
b.	Applicable margin,
both as shown in the Agreement.

xxi.	For the purpose of comparing the exit fees Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to:
a.
Recalculate the exit fees using information on the Exit Fee Letter and Agreement, subject to the applicable information, assumptions and methodologies described on the Recalculated Characteristic Support File, and

b.	Ignore differences of +/- $1.00 or less.

xxii.
For the purpose of comparing the enterprise value / appraised value Compared Characteristic for each Loan (except for the Public Loans), the Originator, on behalf of the Issuer, instructed us to use the Risk Rating Report as the Source, subject to the instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the enterprise value / appraised value Compared Characteristic for each Public Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the enterprise value / appraised value using information on the Public Loan Schedule, subject to the applicable information, assumptions and methodologies described on the Recalculated Characteristic Support File and the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the enterprise value / appraised value Compared Characteristic for Loan Numbers 17 and 18, the Originator, on behalf of the Issuer, instructed us that the information, as shown in the Risk Rating Report, is in thousands ($).

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Notes: (continued)

xxiii.
For the purpose of comparing the total commitment Compared Characteristic for each Loan (except for Loan Number 11), the Originator, on behalf of the Issuer, instructed us to recalculate the total commitment as the sum of each Total Commitment for such Loan, all as shown on the Portfolio Balance Schedules.

For the purpose of comparing the total commitment Compared Characteristic for Loan Number 11, the Originator, on behalf of the Issuer, instructed us to recalculate the total commitment as the sum of each Current GL Principal Balance for such Loan, all as shown on the Portfolio Balance Schedules.

xxiv.	For the purpose of comparing the total company debt Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to:
a.
Recalculate the total company debt using information on the Portfolio Balance Schedules, subject to the applicable information, assumptions and methodologies described on the Recalculated Characteristic Support File, and

b.	Ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Provided Characteristics
Total Global Commitment to Borrower
Global Funded Balance
% of Funded Balance
MidCap's Commitment Available to Borrower
Original Legal Maturity Date
Credit Action Date
Participation (Y/N)
Exit Fee (%)
Lien Position
MidCap's Undrawn Commitment (Available to Borrower)
LTM EBITDA
Total other debt (junior to MidCap's lien position)
Bi-Lateral or club deal
City
Remaining IO Period
Debt Pari Passu to MidCap's Loan (but excluding MidCap's Global Loan)
Total Debt (including MidCap's Loan)
Amortization Date 2
Amortization Date 3
Amortization Date 4
Amortization Date 5
Balloon amount at maturity (assuming full-drawn commitment)
Cash Yield
Administrative Agent
Remaining Amort Period (months)
In IO Period?
Debt Senior to MidCap’s Loan
In Portfolio?

Exhibit 2 to Attachment A

Provided Characteristics
Balloon %
Available Balance
Current ABS Balance
Proposed ABS Balance
Original Term (years) [based on current maturity date]
Investment Stage (Simplified)
Amortization Term (months)
IO Period
Credit Action I/O

Note:  We performed no procedures to determine the accuracy, completeness or reasonable of the Provided Characteristics.